UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21763

Name of Fund: Mid Cap Value Opportunities Portfolio of
              Managed Account Series

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Mid Cap Value Opportunities Portfolio of Managed Account Series, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 04/30/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 - Schedule of Investments

Mid Cap Value Opportunities Portfolio of Managed Account Series
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

                                                         Shares
                    Industry                               Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 1.6%       Diversified Telecommunication        45,800  BCE, Inc.                                           $    1,108,818
                    Services - 1.6%
                    ---------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Canada                            1,108,818
-----------------------------------------------------------------------------------------------------------------------------------
United States -     Aerospace & Defense - 2.2%           14,300  Curtiss-Wright Corp.                                       848,562
88.8%                                                    15,900  Raytheon Co.                                               651,423
                                                                                                                     --------------
                                                                                                                          1,499,985
                    ---------------------------------------------------------------------------------------------------------------
                    Air Freight & Logistics - 1.0%       15,100  Ryder System, Inc.                                         674,970
                    ---------------------------------------------------------------------------------------------------------------
                    Biotechnology - 2.6%                 10,200  Cephalon, Inc. (c)                                         723,078
                                                         30,500  Medimmune, Inc. (c)                                      1,040,660
                                                                                                                     --------------
                                                                                                                          1,763,738
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 2.8%               55,600  E*Trade Financial Corp. (c)                              1,322,724
                                                         27,100  Janus Capital Group, Inc.                                  566,119
                                                                                                                     --------------
                                                                                                                          1,888,843
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 5.8%              53,900  The Colonial BancGroup, Inc.                             1,342,110
                                                         17,100  Compass Bancshares, Inc.                                   833,112
                                                         23,400  First Midwest Bancorp, Inc.                                816,894
                                                         32,400  TD Banknorth, Inc.                                         938,952
                                                                                                                     --------------
                                                                                                                          3,931,068
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services &               147,600  Allied Waste Industries, Inc. (c)                        1,341,684
                    Supplies - 4.2%                      48,300  Cendant Corp.                                              808,542
                                                         13,100  Manpower, Inc.                                             705,173
                                                                                                                     --------------
                                                                                                                          2,855,399
                    ---------------------------------------------------------------------------------------------------------------
                    Communications                       80,000  Andrew Corp. (c)                                         1,037,600
                    Equipment - 1.5%
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 1.2%        63,500  Smurfit-Stone Container Corp. (c)                          812,165
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 1.6%            24,700  Cinergy Corp.                                            1,073,215
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &               40,300  Anixter International, Inc.                              1,865,487
                    Instruments - 5.4%                   50,300  Ingram Micro, Inc. Class A (c)                             973,305
                                                         19,700  Tech Data Corp. (c)                                        812,231
                                                                                                                     --------------
                                                                                                                          3,651,023
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment &                   28,000  BJ Services Co.                                          1,133,720
                    Services - 4.1%                       4,900  Diamond Offshore Drilling Inc.                             415,863
                                                         28,300  Rowan Cos., Inc.                                         1,268,689
                                                                                                                     --------------
                                                                                                                          2,818,272
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.8%                 21,500  Smithfield Foods, Inc. (c)                                 577,060
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 1.6%                 13,600  Questar Corp.                                            1,108,128
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers &              64,661  Emdeon Corp. (c)                                           603,934
                    Services - 2.0%                      16,000  LifePoint Hospitals, Inc. (c)                              493,600
                                                         32,600  Tenet Healthcare Corp. (c)                                 237,002
                                                                                                                     --------------
                                                                                                                          1,334,536
-----------------------------------------------------------------------------------------------------------------------------------

Mid Cap Value Opportunities Portfolio of Managed Account Series
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

                                                         Shares
                    Industry                               Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants &                18,400  Outback Steakhouse, Inc.                                   850,632
                    Leisure - 1.3%
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 5.5%                   14,300  Alliance Data Systems Corp. (c)                     $      604,175
                                                         55,100  The BISYS Group, Inc. (c)                                  798,399
                                                         11,700  Computer Sciences Corp. (c)                                593,190
                                                        100,400  Convergys Corp. (c)                                      1,726,880
                                                                                                                     --------------
                                                                                                                          3,722,644
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 2.7%                     75,000  Conseco, Inc. (c)                                        1,827,750
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 4.1%                         89,900  Interpublic Group of Cos., Inc. (c)                        907,990
                                                         14,000  Knight-Ridder, Inc.                                        871,500
                                                         14,400  Liberty Global, Inc. (c)                                   308,160
                                                         35,100  Liberty Global, Inc. Series C (c)                          709,722
                                                                                                                     --------------
                                                                                                                          2,797,372
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 2.1%                7,900  Nucor Corp.                                                665,417
                                                         16,600  Steel Dynamics, Inc.                                       770,572
                                                                                                                     --------------
                                                                                                                          1,435,989
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.8%              23,000  Dollar Tree Stores, Inc. (c)                               570,170
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable                23,600  Cabot Oil & Gas Corp. Class A                            1,217,052
                    Fuels - 8.6%                         22,700  Murphy Oil Corp.                                         1,293,900
                                                         23,200  Newfield Exploration Co. (c)                             1,215,680
                                                         26,400  Noble Energy, Inc.                                       1,221,792
                                                         12,500  Tesoro Corp.                                               905,875
                                                                                                                     --------------
                                                                                                                          5,854,299
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 3.0%               35,200  King Pharmaceuticals, Inc. (c)                             660,000
                                                         43,700  Medicis Pharmaceutical Corp. Class A                     1,350,767
                                                                                                                     --------------
                                                                                                                          2,010,767
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 4.1%                   29,600  Equity Office Properties Trust                             941,872
                                                         68,800  Friedman Billings Ramsey Group, Inc. Class A               796,704
                                                         24,600  Rayonier, Inc.                                           1,051,650
                                                                                                                     --------------
                                                                                                                          2,790,226
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 2.2%                   41,600  JB Hunt Transport Services, Inc.                           990,080
                                                         21,900  Swift Transportation Co., Inc. (c)                         517,497
                                                                                                                     --------------
                                                                                                                          1,507,577
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor       21,300  Micron Technology, Inc. (c)                                312,684
                    Equipment - 0.5%
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 6.1%                     138,200  BEA Systems, Inc. (c)                                    1,433,134
                                                         13,750  Hyperion Solutions Corp. (c)                               473,137
                                                        169,700  Novell, Inc. (c)                                         1,652,878
                                                         73,600  TIBCO Software, Inc. (c)                                   588,064
                                                                                                                     --------------
                                                                                                                          4,147,213
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 6.2%              29,300  Foot Locker, Inc.                                          665,696
                                                         51,600  The Gap, Inc.                                              933,444

Mid Cap Value Opportunities Portfolio of Managed Account Series
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

                                                         Shares
                    Industry                               Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         31,300  RadioShack Corp.                                    $      694,860
                                                         75,200  TJX Cos., Inc.                                           1,919,856
                                                                                                                     --------------
                                                                                                                          4,213,856
                    ---------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage                   68,600  Sovereign Bancorp, Inc.                                  1,495,480
                    Finance - 3.6%                       20,700  Webster Financial Corp.                                    974,970
                                                                                                                     --------------
                                                                                                                          2,470,450
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies &                  28,700  United Rentals, Inc. (c)                                   841,197
                    Distributors - 1.2%
                    ---------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in the United States                60,378,828
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in North America - 90.4%            61,487,646
-----------------------------------------------------------------------------------------------------------------------------------
Western Europe
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 1.4%  Construction &                       30,000  Chicago Bridge & Iron Co. NV                               925,500
                    Engineering - 1.4%
                    ---------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in the Netherlands                     925,500
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 1.3%  Biotechnology - 1.3%                 48,000  Serono SA (a)                                              913,440
                    ---------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Switzerland                         913,440
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Western Europe - 2.7%             1,838,940
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks
                                                                 (Cost - $57,844,856) - 93.1%                            63,326,586
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                                          6,200  iShares Dow Jones US Real Estate Index Fund                425,630
                                                         11,300  iShares Dow Jones US Utilities Sector Index Fund           885,468
                                                          7,400  iShares Goldman Sachs Natural Resources Index Fund         746,364
                                                         10,900  iShares S&P SmallCap 600 Index Fund                        681,141
                                                          7,100  Midcap SPDR Trust Series 1                               1,010,330
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Exchange-Traded Funds
                                                                 (Cost - $3,596,248) - 5.5%                               3,748,933
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Beneficial
                                                       Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                    $ 1,317,274  Merrill Lynch Liquidity Series, LLC
                                                                 Cash Sweep Series I (b)                                  1,317,274
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Short-Term Securities
                                                                 (Cost - $1,317,274) - 1.9%                               1,317,274
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments (Cost - $62,758,378*) - 100.5%        68,392,793

                                                                 Liabilities in Excess of Other Assets - (0.5%)            (342,580)
                                                                                                                     --------------
                                                                 Net Assets - 100.0%                                 $   68,050,213
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 62,758,378
                                                                   ============
      Unrealized appreciation                                      $  6,580,142
      Unrealized depreciation                                          (945,727)
                                                                   ------------
      Net unrealized appreciation                                  $  5,634,415
                                                                   ============

Mid Cap Value Opportunities Portfolio of Managed Account Series
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

(a)   Depositary receipts.
(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                           Net          Interest
      Affiliate                                          Activity        Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
        Cash Sweep Series I                             $1,317,274      $ 25,642
      --------------------------------------------------------------------------

(c)   Non-income producing security.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mid Cap Value Opportunities Portfolio of Managed Account Series


By: /s/ Robert C. Doll, Jr.
    --------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Mid Cap Value Opportunities Portfolio of Managed Account Series

Date: March 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Mid Cap Value Opportunities Portfolio of Managed Account Series

Date: March 20, 2006


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Financial Officer
    Mid Cap Value Opportunities Portfolio of Managed Account Series

Date: March 20, 2006